POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 2
Equity instruments	19
Debt instruments	92
Investment funds	0
Fixed insurance contracts	13
Total plan assets	126
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2
Equity instruments	1
Debt instruments	2
Investment funds	0
Fixed insurance contracts	0
Total plan assets	5
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Equity instruments	18
Debt instruments	90
Investment funds	0
Fixed insurance contracts	0
Total plan assets	108
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Equity instruments	0
Debt instruments	0
Investment funds	0
Fixed insurance contracts	13
Total plan assets	$ 13